Earnings (Loss) Per Common Share	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Earnings (Loss) Per Common Share
(24)	EARNINGS (LOSS) PER COMMON SHARE

Basic and diluted earnings (loss) per common share are calculated as follows:

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Numerator:
Net earnings (loss) attributable to ATA Creativity Global	854,925,914	(122,253,989)	(92,198,032)
Dividends paid to participating securities	(13,249,006)	—	—
Redeemable non-controlling interest redemption value accretion	(6,085,542)	(6,008,491)	(6,184,572)
Net earnings (loss) available to common shareholders	835,591,366	(128,262,480)	(98,382,604)
Denominator:
Denominator for basic earnings (loss) per share:
Weighted average common shares outstanding	45,796,886	50,915,710	62,660,037
Denominator for diluted earnings (loss) per share	45,796,886	50,915,710	62,660,037
Basic loss per common share from continuing operations	(1.81)	(2.62)	(1.57)
Diluted loss per common share from continuing operations	(1.81)	(2.62)	(1.57)
Basic earnings per common share from discontinued operations	20.06	0.10	—
Diluted earnings per common share from discontinued operations	20.06	0.10	—
Basic earnings (loss) per common share attributable to ATA Creativity Global	18.25	(2.52)	(1.57)
Diluted earnings (loss) per common share attributable to ATA Creativity Global	18.25	(2.52)	(1.57)

The following table summarizes potential common shares outstanding excluded from the calculation of diluted earnings (loss) per share for the year ended December 31, 2018, 2019 and 2020, because their effect is anti-dilutive:

	Year ended December 31,
	2018	2019	2020
Shares issuable under share options	1,142,212	402,500	827,198